Average Annual Total Returns{- Strategic Advisers® Core Income Fund} - 02.28 Strategic Advisers Core Income Fund PRO-11 - Strategic Advisers® Core Income Fund	Strategic Advisers Core Income Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Core Income Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Core Income Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Core Income Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Core Income Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Core Income Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Core Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Core Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Core Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	9.38%	5.40%	4.42%	7.32%	3.89%	2.97%	5.65%	3.51%	2.81%	7.51%	4.44%	3.84%